UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2017 Fund
Fidelity Advisor® Municipal Income 2019 Fund
Fidelity Advisor® Municipal Income 2021 Fund
Fidelity Advisor® Municipal Income 2023 Fund
Class A and Class I

Semi-Annual Report

December 31, 2016

Each Advisor fund listed above is a class of the Fidelity® Defined Maturity Funds

Contents

Fidelity® Municipal Income 2017 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2019 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2021 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Municipal Income 2017 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Florida	12.9	13.2
California	7.2	7.3
New Jersey	7.2	5.8
Michigan	6.8	7.1
Washington	6.4	5.3

Top Five Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.5	35.6
Health Care	12.6	13.9
Electric Utilities	12.0	10.3
Special Tax	11.2	9.1
Transportation	10.0	8.1

Quality Diversification (% of fund's net assets)

As of December 31, 2016
AAA	1.4%
AA,A	80.4%
BBB	11.7%
BB and Below	1.0%
Not Rated	3.0%
Short-Term Investments and Net Other Assets	2.5%

As of June 30, 2016
AAA	2.6%
AA,A	76.2%
BBB	15.4%
BB and Below	0.8%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2017 Fund

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Alabama - 1.6%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	475,000	474,064
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,100,000	1,101,045

TOTAL ALABAMA		1,575,109

Arizona - 2.1%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	505,970
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	153,918
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	423,279
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	284,004
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	700,000	714,210

TOTAL ARIZONA		2,081,381

California - 7.2%
California Gen. Oblig. 5% 3/1/17	215,000	216,415
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17 (Escrowed to Maturity)	$625,000	$630,888
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	610,056
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	507,570
Series 2014 A, 5% 7/1/17	2,000,000	2,040,000
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	254,988
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	508,070
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	285,336
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,407,389
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	151,821
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	288,907
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	405,740

TOTAL CALIFORNIA		7,307,180

Colorado - 0.7%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	426,707
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	254,158

TOTAL COLORADO		680,865

Connecticut - 2.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	405,000	405,284
Series D, 5% 7/1/17	1,000,000	1,019,660
5% 7/1/17	585,000	596,062
5% 7/1/17 (Escrowed to Maturity)	90,000	91,747

TOTAL CONNECTICUT		2,112,753

District Of Columbia - 1.0%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,016,550
Florida - 12.9%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	509,950
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	75,481
Series 2009 A1, 5.5% 6/1/17	300,000	305,547
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	80,994
5% 6/1/17 (FSA Insured)	550,000	559,059
5.25% 6/1/17	1,980,000	2,014,610
Series 2012 A1, 5% 6/1/17	750,000	762,353
5.25% 6/1/17 (FSA Insured)	300,000	305,244
Florida Board of Ed. Lottery Rev.:
Series 2010 C, 5% 7/1/17	250,000	254,975
Series 2011 A, 5% 7/1/17	600,000	611,940
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2014 B, 5% 6/1/17	275,000	279,573
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,529,775
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	200,398
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	637,438
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,015,970
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	152,972
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,019,660
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,019,410
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	514,000
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	355,005
Saint Lucie County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2015 A, 5% 7/1/17 (Build America Mutual Assurance Insured)	385,000	392,473
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	196,515
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	204,634

TOTAL FLORIDA		12,997,976

Georgia - 3.8%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	270,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,370,000	1,370,137
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	250,000
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	100,000
Series 2010, 5% 4/1/17	350,000	353,444
Series A, 5.25% 1/1/17	440,000	440,000
Series GG, 5% 1/1/17	515,000	515,000
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	569,560

TOTAL GEORGIA		3,868,141

Illinois - 6.2%
Chicago Gen. Oblig.:
Series 2007 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	395,000
Series 2007, 5% 1/1/17	255,000	255,000
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	300,000
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	345,000
Series 2011 D, 5% 1/1/17	500,000	500,000
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	509,605
Series 2011 A1, 4% 4/1/17	90,000	90,644
Series 2013, 5% 5/15/17	295,000	298,331
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	15,291
5% 7/1/17	385,000	392,396
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	502,570
Series 2012, 5% 3/1/17	1,000,000	1,005,200
Series 2014, 4% 2/1/17	1,000,000	1,001,870
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	253,583
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	137,217
5.5% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	76,397
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	126,916

TOTAL ILLINOIS		6,205,020

Indiana - 0.7%
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001, 1.6%, tender 2/1/17 (a)	500,000	500,370
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	225,000	228,447

TOTAL INDIANA		728,817

Louisiana - 2.0%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/17	2,000,000	2,030,880
Maryland - 2.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	507,025
Series 2014, 5% 7/1/17	1,000,000	1,018,270
Series 2015, 5% 7/1/17	400,000	406,772
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	552,794

TOTAL MARYLAND		2,484,861

Massachusetts - 5.9%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 H, 5% 7/1/17	500,000	509,110
Series 2012, 5% 7/1/17	500,000	508,195
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	850,621
Massachusetts Gen. Oblig. Series 2010 B, 5% 6/1/17	1,150,000	1,169,412
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	101,876
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,019,410
Massachusetts Port Auth. Rev.:
Series 2010 C, 5% 7/1/17 (b)	1,700,000	1,733,167
Series 2012 B, 5% 7/1/17	100,000	101,995

TOTAL MASSACHUSETTS		5,993,786

Michigan - 6.8%
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,009,380
Forest Hills Pub. Schools 4% 5/1/17	420,000	423,982
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17 (Escrowed to Maturity)	1,000,000	1,016,180
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	575,000	575,690
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,018,760
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	227,684
5% 5/1/17	1,090,000	1,103,004
Royal Oak City School District 5% 5/1/17	200,000	202,538
Zeeland Pub. Schools 4% 5/1/17	265,000	267,401

TOTAL MICHIGAN		6,844,619

Minnesota - 1.0%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,021,840
Missouri - 1.1%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	354,214
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	744,242

TOTAL MISSOURI		1,098,456

Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	500,000
Series 2014, 4% 7/1/17	450,000	456,701

TOTAL NEBRASKA		956,701

Nevada - 4.0%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,018,520
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	508,865
Series 2014 A, 5.5% 6/15/17	2,415,000	2,463,155

TOTAL NEVADA		3,990,540

New Hampshire - 2.2%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,243,890
New Jersey - 7.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,004,130
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,014,000
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	537,054
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,112,501
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	621,383
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	306,954
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	125,000	126,683
4% 7/1/17	230,000	233,174
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	292,781
Series 2011 B, 5% 6/15/17	530,000	537,420
Series 2014 AA, 5% 6/15/17	500,000	507,000

TOTAL NEW JERSEY		7,293,080

New York - 5.0%
Buffalo and Erie County Indl. Land Rev. Series 2015, 5% 7/1/17	175,000	177,800
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	405,272
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	589,458
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	328,832
New York City Gen. Oblig. Series 2009 H1, 5% 3/1/17	2,310,000	2,325,131
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	100,809
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	226,328
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	203,832
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	721,722

TOTAL NEW YORK		5,079,184

North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	389,755
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	395,000

TOTAL NORTH CAROLINA		784,755

Ohio - 2.2%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	152,310
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,010,040
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	76,106
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	375,821
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	582,331

TOTAL OHIO		2,196,608

Pennsylvania - 6.1%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	304,791
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	252,985
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2002, 5.75% 7/1/17	1,575,000	1,610,926
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	201,432
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,003,470
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,247,725
Philadelphia Gas Works Rev. Series 1998 A:
5.25% 8/1/17	165,000	168,972
5.25% 8/1/17	335,000	342,223
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,019,010

TOTAL PENNSYLVANIA		6,151,534

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	570,328
Rhode Island - 1.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,008,800
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	130,000
Tennessee - 1.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,151,255
Texas - 1.8%
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	422,931
Lower Colorado River Auth. Rev.:
Series 2011 A 5% 5/15/17	100,000	101,440
Series 2013, 5% 5/15/17	650,000	659,360
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	509,630
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17 (Escrowed to Maturity)	100,000	101,966

TOTAL TEXAS		1,795,327

Washington - 6.4%
Energy Northwest Elec. Rev.:
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	2,848,487
Series 2014 A, 5% 7/1/17	1,250,000	1,274,700
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	507,905
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,205,000	1,223,208
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	239,806
Washington Health Care Facilities Auth. Rev. Series 2014 5% 3/1/17	350,000	352,188

TOTAL WASHINGTON		6,446,294

Wisconsin - 0.5%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	506,115
TOTAL MUNICIPAL BONDS
(Cost $98,321,023)		98,352,645

Municipal Notes - 1.0%
Kentucky - 1.0%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,014,214)	1,000,000	1,015,600
TOTAL INVESTMENT PORTFOLIO - 98.5%
(Cost $99,335,237)		99,368,245
NET OTHER ASSETS (LIABILITIES) - 1.5%		1,550,759
NET ASSETS - 100%		$100,919,004

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.5%
Health Care	12.6%
Electric Utilities	12.0%
Special Tax	11.2%
Transportation	10.0%
Education	5.4%
Others* (Individually Less Than 5%)	14.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,335,237)		$99,368,245
Cash		364,439
Interest receivable		1,425,599
Other receivables		334
Total assets		101,158,617
Liabilities
Payable for fund shares redeemed	$189,923
Distributions payable	12,939
Accrued management fee	26,048
Distribution and service plan fees payable	2,020
Other affiliated payables	8,683
Total liabilities		239,613
Net Assets		$100,919,004
Net Assets consist of:
Paid in capital		$100,904,441
Distributions in excess of net investment income		(2,562)
Accumulated undistributed net realized gain (loss) on investments		(15,883)
Net unrealized appreciation (depreciation) on investments		33,008
Net Assets		$100,919,004
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,349,269 ÷ 896,030 shares)		$10.43
Maximum offering price per share (100/97.25 of $10.43)		$10.72
Municipal Income 2017:
Net Asset Value, offering price and redemption price per share ($68,349,574 ÷ 6,550,950 shares)		$10.43
Class I:
Net Asset Value, offering price and redemption price per share ($23,220,161 ÷ 2,225,500 shares)		$10.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2016 (Unaudited)
Investment Income
Interest		$722,470
Expenses
Management fee	$176,444
Transfer agent fees	58,814
Distribution and service plan fees	13,425
Independent trustees' fees and expenses	272
Miscellaneous	212
Total expenses before reductions	249,167
Expense reductions	(489)	248,678
Net investment income (loss)		473,792
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		102,756
Total net realized gain (loss)		102,756
Change in net unrealized appreciation (depreciation) on investment securities		(520,338)
Net gain (loss)		(417,582)
Net increase (decrease) in net assets resulting from operations		$56,210

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$473,792	$1,098,499
Net realized gain (loss)	102,756	59,924
Change in net unrealized appreciation (depreciation)	(520,338)	(93,655)
Net increase (decrease) in net assets resulting from operations	56,210	1,064,768
Distributions to shareholders from net investment income	(473,747)	(1,098,267)
Distributions to shareholders from net realized gain	(139,611)	(12,468)
Total distributions	(613,358)	(1,110,735)
Share transactions - net increase (decrease)	(26,969,425)	(3,396,148)
Redemption fees	14	467
Total increase (decrease) in net assets	(27,526,559)	(3,441,648)
Net Assets
Beginning of period	128,445,563	131,887,211
End of period	$100,919,004	$128,445,563
Other Information
Distributions in excess of net investment income end of period	$(2,562)	$(2,607)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.49	$10.55	$10.37	$10.47	$9.99
Income from Investment Operations
Net investment income (loss)A	.030	.063	.066	.106	.128	.150
Net realized and unrealized gain (loss)	(.037)	(.009)	(.060)	.183	(.087)	.480
Total from investment operations	(.007)	.054	.006	.289	.041	.630
Distributions from net investment income	(.030)	(.063)	(.066)	(.108)	(.129)	(.150)
Distributions from net realized gain	(.013)	(.001)	–	(.001)	(.012)	–
Total distributions	(.043)	(.064)	(.066)	(.109)	(.141)	(.150)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.43	$10.48	$10.49	$10.55	$10.37	$10.47
Total ReturnC,D,E	(.06)%	.52%	.06%	2.80%	.38%	6.34%
Ratios to Average Net AssetsF
Expenses before reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64%G	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	.57%G	.60%	.62%	1.01%	1.22%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$9,349	$11,315	$8,311	$8,162	$4,973	$3,986
Portfolio turnover rate	- %G	9%	3%	-%	-%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.49	$10.55	$10.37	$10.47	$9.99
Income from Investment Operations
Net investment income (loss)A	.043	.089	.092	.132	.155	.176
Net realized and unrealized gain (loss)	(.037)	(.009)	(.059)	.183	(.088)	.480
Total from investment operations	.006	.080	.033	.315	.067	.656
Distributions from net investment income	(.043)	(.089)	(.093)	(.134)	(.155)	(.176)
Distributions from net realized gain	(.013)	(.001)	–	(.001)	(.012)	–
Total distributions	(.056)	(.090)	(.093)	(.135)	(.167)	(.176)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.43	$10.48	$10.49	$10.55	$10.37	$10.47
Total ReturnC,D	.06%	.77%	.31%	3.06%	.63%	6.61%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	.82%F	.85%	.87%	1.26%	1.47%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$68,350	$87,412	$97,854	$68,931	$38,747	$27,328
Portfolio turnover rate	- %F	9%	3%	-%	-%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.49	$10.55	$10.37	$10.47	$9.99
Income from Investment Operations
Net investment income (loss)A	.043	.089	.092	.132	.155	.176
Net realized and unrealized gain (loss)	(.037)	(.009)	(.059)	.183	(.088)	.480
Total from investment operations	.006	.080	.033	.315	.067	.656
Distributions from net investment income	(.043)	(.089)	(.093)	(.134)	(.155)	(.176)
Distributions from net realized gain	(.013)	(.001)	–	(.001)	(.012)	–
Total distributions	(.056)	(.090)	(.093)	(.135)	(.167)	(.176)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.43	$10.48	$10.49	$10.55	$10.37	$10.47
Total ReturnC,D	.06%	.77%	.31%	3.06%	.63%	6.61%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	.82%F	.85%	.87%	1.26%	1.47%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$23,220	$29,719	$25,723	$15,627	$6,391	$3,841
Portfolio turnover rate	- %F	9%	3%	-%	-%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Florida	19.0	18.8
New York	14.5	18.5
New Jersey	12.2	10.9
Michigan	10.7	9.5
Arizona	6.1	5.5

Top Five Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.9	44.8
Transportation	16.1	14.3
Health Care	10.3	8.9
Education	7.2	8.2
Special Tax	6.8	6.3

Quality Diversification (% of fund's net assets)

As of December 31, 2016
AAA	6.3%
AA,A	83.2%
BBB	5.0%
BB and Below	0.5%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	3.9%

As of June 30, 2016
AAA	6.8%
AA,A	83.3%
BBB	4.1%
BB and Below	0.5%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2019 Fund

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount	Value
Arizona - 6.1%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$291,308
Series 2015 A, 5% 6/1/19	1,000,000	1,078,920
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	378,655
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,060,090
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	697,477
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	652,038
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	540,550

TOTAL ARIZONA		4,699,038

California - 2.9%
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	538,290
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	363,626
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,067,340
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	233,367

TOTAL CALIFORNIA		2,202,623

Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	469,067
Florida - 19.0%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,079,320
Series 2015 A, 5% 7/1/19	500,000	539,660
5% 7/1/19	3,000,000	3,237,960
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	312,246
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	539,915
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	541,570
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	1,012,259
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	476,130
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,180,058
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/19	650,000	701,727
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	270,275
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,474,591
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,080,590
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,033,724
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	541,580
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	278,424
5% 10/1/19 (Escrowed to Maturity)	245,000	267,506

TOTAL FLORIDA		14,567,535

Georgia - 1.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,004,130
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	214,682

TOTAL GEORGIA		1,218,812

Illinois - 4.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,065,280
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	348,387
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,032,310
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,072,700

TOTAL ILLINOIS		3,518,677

Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	271,683
Iowa - 1.2%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19 (Escrowed to Maturity)	870,000	918,859
Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,075,970
Maryland - 1.4%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,078,430
Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/19	575,000	614,365
Michigan - 10.7%
Ann Arbor Pub. School District Series 2015, 5% 5/1/19	1,200,000	1,293,756
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,054,480
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	726,293
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,069,130
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	805,568
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,435,499
Royal Oak City School District 5% 5/1/19	700,000	754,362
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,076,470

TOTAL MICHIGAN		8,215,558

Minnesota - 1.1%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	839,919
Missouri - 0.3%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	264,595
Nevada - 0.2%
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	171,733
New Jersey - 12.2%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,837,003
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	112,951
Series 2014 PP, 5% 6/15/19	3,630,000	3,804,204
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	649,770
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	539,405
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	318,708
Series 2012 AA, 5% 6/15/19	2,000,000	2,097,900

TOTAL NEW JERSEY		9,359,941

New Mexico - 0.8%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	649,122
New York - 14.5%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	293,343
City of Auburn Gen. Oblig. Rfdg. Bonds Series 2016, 3% 6/1/19	1,135,000	1,169,618
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	261,955
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,086,750
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,093,080
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	284,008
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	4,115,000	4,433,580
Series II, 4% 5/1/19	1,000,000	1,054,710
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,072,840
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	378,207

TOTAL NEW YORK		11,128,091

Ohio - 1.2%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	884,177
Oregon - 1.4%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,058,330
Pennsylvania - 4.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	107,700
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	410,896
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	190,339
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	107,831
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,081,870
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	861,560
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	714,857

TOTAL PENNSYLVANIA		3,475,053

Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	656,772
Texas - 5.2%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	530,000	571,907
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,875,000	2,884,401
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	543,590

TOTAL TEXAS		3,999,898

Virginia - 1.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	497,695
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	499,940

TOTAL VIRGINIA		997,635

Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	117,696
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	502,904
Wisconsin - 0.9%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	684,411
TOTAL MUNICIPAL BONDS
(Cost $73,503,731)		73,640,894
TOTAL INVESTMENT PORTFOLIO - 96.1%
(Cost $73,503,731)		73,640,894
NET OTHER ASSETS (LIABILITIES) - 3.9%		2,962,971
NET ASSETS - 100%		$76,603,865

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	42.9%
Transportation	16.1%
Health Care	10.3%
Education	7.2%
Special Tax	6.8%
Electric Utilities	5.8%
Others* (Individually Less Than 5%)	10.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $73,503,731)		$73,640,894
Cash		2,511,728
Receivable for fund shares sold		133,210
Interest receivable		1,009,091
Other receivables		216
Total assets		77,295,139
Liabilities
Payable for fund shares redeemed	$643,450
Distributions payable	18,228
Accrued management fee	20,882
Distribution and service plan fees payable	1,752
Other affiliated payables	6,962
Total liabilities		691,274
Net Assets		$76,603,865
Net Assets consist of:
Paid in capital		$76,391,233
Undistributed net investment income		16,749
Accumulated undistributed net realized gain (loss) on investments		58,720
Net unrealized appreciation (depreciation) on investments		137,163
Net Assets		$76,603,865
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,496,463 ÷ 803,887 shares)		$10.57
Maximum offering price per share (100/97.25 of $10.57)		$10.87
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($49,983,710 ÷ 4,729,232 shares)		$10.57
Class I:
Net Asset Value, offering price and redemption price per share ($18,123,692 ÷ 1,714,783 shares)		$10.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2016 (Unaudited)
Investment Income
Interest		$818,138
Expenses
Management fee	$129,272
Transfer agent fees	43,091
Distribution and service plan fees	9,729
Independent trustees' fees and expenses	194
Miscellaneous	145
Total expenses before reductions	182,431
Expense reductions	(323)	182,108
Net investment income (loss)		636,030
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		137,471
Total net realized gain (loss)		137,471
Change in net unrealized appreciation (depreciation) on investment securities		(1,852,158)
Net gain (loss)		(1,714,687)
Net increase (decrease) in net assets resulting from operations		$(1,078,657)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$636,030	$1,263,893
Net realized gain (loss)	137,471	28,867
Change in net unrealized appreciation (depreciation)	(1,852,158)	848,402
Net increase (decrease) in net assets resulting from operations	(1,078,657)	2,141,162
Distributions to shareholders from net investment income	(636,238)	(1,263,844)
Distributions to shareholders from net realized gain	(96,895)	(83,264)
Total distributions	(733,133)	(1,347,108)
Share transactions - net increase (decrease)	(10,670,726)	16,454,224
Redemption fees	35	118
Total increase (decrease) in net assets	(12,482,481)	17,248,396
Net Assets
Beginning of period	89,086,346	71,837,950
End of period	$76,603,865	$89,086,346
Other Information
Undistributed net investment income end of period	$16,749	$16,957

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.69	$10.74	$10.50	$10.67	$9.95
Income from Investment Operations
Net investment income (loss)A	.067	.144	.157	.181	.199	.215
Net realized and unrealized gain (loss)	(.218)	.122	(.052)	.242	(.170)	.721
Total from investment operations	(.151)	.266	.105	.423	.029	.936
Distributions from net investment income	(.067)	(.144)	(.155)	(.183)	(.199)	(.215)
Distributions from net realized gain	(.012)	(.012)	–	–	–	(.001)
Total distributions	(.079)	(.156)	(.155)	(.183)	(.199)	(.216)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.57	$10.80	$10.69	$10.74	$10.50	$10.67
Total ReturnC,D,E	(1.40)%	2.51%	.98%	4.06%	.24%	9.47%
Ratios to Average Net AssetsF
Expenses before reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.24%G	1.34%	1.46%	1.71%	1.84%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$8,496	$6,536	$7,522	$6,830	$8,173	$9,017
Portfolio turnover rate	5%G	5%	8%	2%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.69	$10.74	$10.50	$10.67	$9.95
Income from Investment Operations
Net investment income (loss)A	.080	.171	.184	.207	.226	.242
Net realized and unrealized gain (loss)	(.218)	.122	(.052)	.242	(.170)	.720
Total from investment operations	(.138)	.293	.132	.449	.056	.962
Distributions from net investment income	(.080)	(.171)	(.182)	(.209)	(.226)	(.242)
Distributions from net realized gain	(.012)	(.012)	–	–	–	(.001)
Total distributions	(.092)	(.183)	(.182)	(.209)	(.226)	(.242)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.57	$10.80	$10.69	$10.74	$10.50	$10.67
Total ReturnD,E	(1.28)%	2.77%	1.24%	4.32%	.49%	9.75%
Ratios to Average Net AssetsF
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.49%G	1.59%	1.71%	1.96%	2.09%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$49,984	$54,610	$44,331	$36,135	$20,787	$15,946
Portfolio turnover rate	5%G	5%	8%	2%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.69	$10.74	$10.50	$10.67	$9.95
Income from Investment Operations
Net investment income (loss)A	.081	.170	.184	.207	.226	.241
Net realized and unrealized gain (loss)	(.219)	.123	(.052)	.242	(.170)	.721
Total from investment operations	(.138)	.293	.132	.449	.056	.962
Distributions from net investment income	(.080)	(.171)	(.182)	(.209)	(.226)	(.242)
Distributions from net realized gain	(.012)	(.012)	–	–	–	(.001)
Total distributions	(.092)	(.183)	(.182)	(.209)	(.226)	(.242)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.57	$10.80	$10.69	$10.74	$10.50	$10.67
Total ReturnD,E	(1.28)%	2.77%	1.24%	4.32%	.49%	9.75%
Ratios to Average Net AssetsF
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.49%G	1.59%	1.71%	1.96%	2.09%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$18,124	$27,941	$19,985	$13,589	$6,899	$6,213
Portfolio turnover rate	5%G	5%	8%	2%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	12.3	11.7
Florida	12.0	13.2
Michigan	10.8	12.0
Texas	8.4	6.1
Illinois	8.0	6.7

Top Five Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.3	41.6
Health Care	14.8	14.5
Transportation	11.2	10.7
Electric Utilities	6.6	6.3
Water & Sewer	6.4	8.8

Quality Diversification (% of fund's net assets)

As of December 31, 2016
AAA	3.2%
AA,A	77.7%
BBB	8.1%
BB and Below	2.1%
Not Rated	4.1%
Short-Term Investments and Net Other Assets	4.8%

As of June 30, 2016
AAA	1.3%
AA,A	81.1%
BBB	8.6%
BB and Below	1.9%
Not Rated	3.9%
Short-Term Investments and Net Other Assets	3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.2%
	Principal Amount	Value
Alabama - 1.8%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,101,500
Arizona - 4.0%
Pima County Gen. Oblig. Series 2016, 3% 7/1/21	500,000	521,800
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	662,148
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	335,580
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	280,570
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	566,860

TOTAL ARIZONA		2,366,958

California - 5.9%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	562,610
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	563,135
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,121,580
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	284,465
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$115,317
Series 2011 C, 5% 5/1/21 (a)	500,000	557,845
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	283,783

TOTAL CALIFORNIA		3,488,735

Colorado - 0.7%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	397,068
Connecticut - 0.9%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	555,920
Florida - 12.0%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	560,665
Series 2015 A, 5% 7/1/21	500,000	560,665
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	476,761
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	847,515
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	846,825
Series 2012 A, 5% 7/1/21	500,000	564,550
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	615,000	689,341
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,118,270
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,124,980
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	365,125

TOTAL FLORIDA		7,154,697

Georgia - 3.8%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,118,950
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	280,865
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	769,260
Series 2011 B, 5% 1/1/21	85,000	94,764

TOTAL GEORGIA		2,263,839

Hawaii - 0.7%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	424,448
Illinois - 8.0%
Chicago Gen. Oblig. 5% 1/1/21	500,000	503,950
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	443,192
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	573,888
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/21	1,000,000	1,064,820
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	519,135
Series 2013, 5% 7/1/21	500,000	519,315
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,113,020

TOTAL ILLINOIS		4,737,320

Indiana - 2.4%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	223,954
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (a)	500,000	554,800
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	281,963
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	340,941

TOTAL INDIANA		1,401,658

Massachusetts - 1.6%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	274,488
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	227,294
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	440,275

TOTAL MASSACHUSETTS		942,057

Michigan - 10.8%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,117,000
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,119,200
Detroit School District Series 2012 A, 5% 5/1/21	500,000	554,140
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	229,740
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	562,720
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,131,310
Series 2015 D1, 5% 7/1/21	500,000	554,785
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	336,018
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	837,750

TOTAL MICHIGAN		6,442,663

Minnesota - 1.3%
Maple Grove Health Care Facilities Series 2015, 4% 9/1/21	400,000	427,476
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	336,006

TOTAL MINNESOTA		763,482

Nevada - 1.0%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	282,148
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	335,100

TOTAL NEVADA		617,248

New Jersey - 12.3%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	778,379
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	549,150
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	867,060
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	349,268
Series 2015 XX:
5% 6/15/21	1,000,000	1,062,070
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	880,000	1,004,854
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	599,654
Series 2013 A, 5% 7/1/21	100,000	110,867
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,121,790
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	103,394
Series 2011 B, 5% 6/15/21	750,000	801,653

TOTAL NEW JERSEY		7,348,139

New York - 5.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	536,300
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	551,870
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	777,023
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	654,780
Series 2014, 5% 7/1/21	325,000	362,222
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	223,994

TOTAL NEW YORK		3,106,189

North Carolina - 1.9%
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,127,240
Oregon - 1.2%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	727,981
Pennsylvania - 5.7%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	410,715
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	729,905
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	550,485
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,120,420
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	560,700

TOTAL PENNSYLVANIA		3,372,225

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	364,878
South Carolina - 1.3%
Horry County School District Series 2011, 5% 3/1/21	700,000	788,683
Texas - 8.4%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	280,813
5% 7/15/21	750,000	842,438
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	1,000,000	1,138,585
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	280,448
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	430,640
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	560,895
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	568,584
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	79,403
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	225,622
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	565,470

TOTAL TEXAS		4,972,898

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	121,987
Washington - 1.6%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	756,398
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	182,096

TOTAL WASHINGTON		938,494

Wisconsin - 1.9%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,130,400
TOTAL MUNICIPAL BONDS
(Cost $55,858,436)		56,656,707
TOTAL INVESTMENT PORTFOLIO - 95.2%
(Cost $55,858,436)		56,656,707
NET OTHER ASSETS (LIABILITIES) - 4.8%		2,862,049
NET ASSETS - 100%		$59,518,756

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	39.3%
Health Care	14.8%
Transportation	11.2%
Electric Utilities	6.6%
Water & Sewer	6.4%
Special Tax	5.8%
Education	5.1%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	5.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $55,858,436)		$56,656,707
Cash		2,176,998
Receivable for fund shares sold		70,194
Interest receivable		857,081
Other receivables		171
Total assets		59,761,151
Liabilities
Payable for fund shares redeemed	$199,116
Distributions payable	19,683
Accrued management fee	15,805
Distribution and service plan fees payable	2,523
Other affiliated payables	5,268
Total liabilities		242,395
Net Assets		$59,518,756
Net Assets consist of:
Paid in capital		$58,750,776
Undistributed net investment income		3,607
Accumulated undistributed net realized gain (loss) on investments		(33,898)
Net unrealized appreciation (depreciation) on investments		798,271
Net Assets		$59,518,756
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($12,021,524 ÷ 1,118,659 shares)		$10.75
Maximum offering price per share (100/97.25 of $10.75)		$11.05
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($31,087,632 ÷ 2,892,887 shares)		$10.75
Class I:
Net Asset Value, offering price and redemption price per share ($16,409,600 ÷ 1,527,007 shares)		$10.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2016 (Unaudited)
Investment Income
Interest		$787,496
Expenses
Management fee	$100,132
Transfer agent fees	33,377
Distribution and service plan fees	15,780
Independent trustees' fees and expenses	150
Miscellaneous	111
Total expenses before reductions	149,550
Expense reductions	(268)	149,282
Net investment income (loss)		638,214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31,729
Total net realized gain (loss)		31,729
Change in net unrealized appreciation (depreciation) on investment securities		(2,596,452)
Net gain (loss)		(2,564,723)
Net increase (decrease) in net assets resulting from operations		$(1,926,509)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$638,214	$1,227,164
Net realized gain (loss)	31,729	76,549
Change in net unrealized appreciation (depreciation)	(2,596,452)	1,874,854
Net increase (decrease) in net assets resulting from operations	(1,926,509)	3,178,567
Distributions to shareholders from net investment income	(638,234)	(1,227,165)
Distributions to shareholders from net realized gain	(133,721)	(74,065)
Total distributions	(771,955)	(1,301,230)
Share transactions - net increase (decrease)	(3,765,740)	13,562,315
Redemption fees	32	281
Total increase (decrease) in net assets	(6,464,172)	15,439,933
Net Assets
Beginning of period	65,982,928	50,542,995
End of period	$59,518,756	$65,982,928
Other Information
Undistributed net investment income end of period	$3,607	$3,627

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.83	$10.86	$10.57	$10.84	$9.96
Income from Investment Operations
Net investment income (loss)A	.094	.204	.221	.240	.242	.248
Net realized and unrealized gain (loss)	(.417)	.376	(.016)	.324	(.250)	.906
Total from investment operations	(.323)	.580	.205	.564	(.008)	1.154
Distributions from net investment income	(.095)	(.205)	(.221)	(.240)	(.242)	(.248)
Distributions from net realized gain	(.022)	(.015)	(.014)	(.034)	(.020)	(.026)
Total distributions	(.117)	(.220)	(.235)	(.274)	(.262)	(.274)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.75	$11.19	$10.83	$10.86	$10.57	$10.84
Total ReturnC,D,E	(2.91)%	5.40%	1.89%	5.44%	(.15)%	11.68%
Ratios to Average Net AssetsF
Expenses before reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.70%G	1.85%	2.02%	2.26%	2.19%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$12,022	$11,915	$10,191	$9,189	$8,664	$8,546
Portfolio turnover rate	13%G	4%	5%	6%	12%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.83	$10.86	$10.57	$10.84	$9.96
Income from Investment Operations
Net investment income (loss)A	.108	.231	.248	.266	.269	.275
Net realized and unrealized gain (loss)	(.418)	.376	(.016)	.325	(.250)	.905
Total from investment operations	(.310)	.607	.232	.591	.019	1.180
Distributions from net investment income	(.108)	(.232)	(.248)	(.267)	(.269)	(.274)
Distributions from net realized gain	(.022)	(.015)	(.014)	(.034)	(.020)	(.026)
Total distributions	(.130)	(.247)	(.262)	(.301)	(.289)	(.300)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.75	$11.19	$10.83	$10.86	$10.57	$10.84
Total ReturnC,D	(2.79)%	5.67%	2.14%	5.70%	.10%	11.96%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.94%F	2.10%	2.27%	2.51%	2.44%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$31,088	$35,297	$24,594	$23,718	$20,604	$20,274
Portfolio turnover rate	13%F	4%	5%	6%	12%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.83	$10.86	$10.57	$10.84	$9.96
Income from Investment Operations
Net investment income (loss)A	.108	.231	.247	.266	.269	.274
Net realized and unrealized gain (loss)	(.418)	.376	(.015)	.325	(.250)	.906
Total from investment operations	(.310)	.607	.232	.591	.019	1.180
Distributions from net investment income	(.108)	(.232)	(.248)	(.267)	(.269)	(.274)
Distributions from net realized gain	(.022)	(.015)	(.014)	(.034)	(.020)	(.026)
Total distributions	(.130)	(.247)	(.262)	(.301)	(.289)	(.300)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.75	$11.19	$10.83	$10.86	$10.57	$10.84
Total ReturnC,D	(2.79)%	5.67%	2.14%	5.70%	.10%	11.96%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.94%F	2.10%	2.27%	2.51%	2.44%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$16,410	$18,771	$15,758	$10,103	$7,161	$6,367
Portfolio turnover rate	13%F	4%	5%	6%	12%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	13.5	10.6
Arizona	9.3	8.0
Florida	8.8	7.6
New York	7.8	10.2
New Jersey	6.3	6.1

Top Five Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.3	45.2
Health Care	15.5	11.9
Transportation	14.4	12.2
Water & Sewer	7.7	9.8
Electric Utilities	7.2	8.4

Quality Diversification (% of fund's net assets)

As of December 31, 2016
AAA	2.6%
AA,A	80.6%
BBB	10.2%
BB and Below	1.1%
Short-Term Investments and Net Other Assets	5.5%

As of June 30, 2016
AAA	5.5%
AA,A	86.6%
BBB	7.3%
BB and Below	1.6%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.5%
	Principal Amount	Value
Alabama - 5.6%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$574,890
Series 2016 B, 5% 3/1/23	1,000,000	1,149,780

TOTAL ALABAMA		1,724,670

Arizona - 9.3%
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	926,310
Pima County Gen. Oblig. Series 2016, 4% 7/1/23	500,000	552,870
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	517,874
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	287,708
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	520,000	609,310

TOTAL ARIZONA		2,894,072

California - 5.2%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	138,048
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	290,793
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	439,609
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	66,913
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	152,578
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	234,066
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	288,805

TOTAL CALIFORNIA		1,610,812

Colorado - 1.1%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	230,572
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	117,360

TOTAL COLORADO		347,932

Connecticut - 0.4%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	115,085
Florida - 8.8%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	288,193
Series 2015 B, 5% 7/1/23	30,000	34,583
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	578,010
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	573,550
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	219,374
Series 2014 B, 5% 7/1/23	75,000	87,044
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	34,172
Series 2015 D, 5% 2/1/23	650,000	739,440
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	167,717

TOTAL FLORIDA		2,722,083

Georgia - 1.7%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	289,533
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	242,825

TOTAL GEORGIA		532,358

Illinois - 13.5%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	264,765
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	340,938
5% 1/1/23	400,000	454,584
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	222,588
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/23	500,000	538,360
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	277,676
Series 2014, 5% 2/1/23	250,000	257,505
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	583,884
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	88,548
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	457,384
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	569,705
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,405
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	90,000	99,367

TOTAL ILLINOIS		4,174,709

Indiana - 2.8%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	289,843
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (a)	500,000	570,620

TOTAL INDIANA		860,463

Louisiana - 2.0%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	607,759
Massachusetts - 1.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	60,363
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	257,372

TOTAL MASSACHUSETTS		317,735

Michigan - 2.8%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	57,671
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	448,317
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	359,578

TOTAL MICHIGAN		865,566

Minnesota - 0.9%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	287,588
Nevada - 1.8%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	127,982
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	436,916

TOTAL NEVADA		564,898

New Jersey - 6.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	279,795
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	576,048
Series 2015 XX, 5% 6/15/23	250,000	261,758
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	113,479
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	230,554
Series 2013, 5% 7/1/23	200,000	229,520
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	280,053

TOTAL NEW JERSEY		1,971,207

New York - 7.8%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	396,064
Series 2014 B, 5% 7/1/23	285,000	322,509
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	611,715
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	747,806
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	344,280

TOTAL NEW YORK		2,422,374

Ohio - 4.8%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	570,620
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	444,328
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	113,700
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	353,259

TOTAL OHIO		1,481,907

Oregon - 0.9%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	287,545
Pennsylvania - 3.4%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	352,167
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	573,800
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	115,537

TOTAL PENNSYLVANIA		1,041,504

Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	283,705
South Carolina - 3.7%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/23	1,000,000	1,164,714
Texas - 5.4%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	163,080
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	288,128
Series 2015 D, 5% 5/15/23	500,000	577,850
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	345,075
Series 2015 B, 5% 1/1/23	250,000	287,563

TOTAL TEXAS		1,661,696

Virginia - 0.7%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	227,418
Washington - 3.7%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	58,273
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	285,293
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	336,393
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	329,250
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	136,200

TOTAL WASHINGTON		1,145,409

TOTAL MUNICIPAL BONDS
(Cost $29,262,410)		29,313,209
TOTAL INVESTMENT PORTFOLIO - 94.5%
(Cost $29,262,410)		29,313,209
NET OTHER ASSETS (LIABILITIES) - 5.5%		1,700,335
NET ASSETS - 100%		$31,013,544

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	40.3%
Health Care	15.5%
Transportation	14.4%
Water & Sewer	7.7%
Electric Utilities	7.2%
Other	5.5%
Others* (Individually Less Than 5%)	9.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $29,262,410)		$29,313,209
Cash		1,492,597
Receivable for fund shares sold		2,080
Interest receivable		430,930
Other receivables		95
Total assets		31,238,911
Liabilities
Payable for fund shares redeemed	$199,553
Distributions payable	13,406
Accrued management fee	8,484
Distribution and service plan fees payable	1,097
Other affiliated payables	2,827
Total liabilities		225,367
Net Assets		$31,013,544
Net Assets consist of:
Paid in capital		$31,066,501
Distributions in excess of net investment income		(9,667)
Accumulated undistributed net realized gain (loss) on investments		(94,089)
Net unrealized appreciation (depreciation) on investments		50,799
Net Assets		$31,013,544
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,257,422 ÷ 527,424 shares)		$9.97
Maximum offering price per share (100/97.25 of $9.97)		$10.25
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($13,404,570 ÷ 1,344,832 shares)		$9.97
Class I:
Net Asset Value, offering price and redemption price per share ($12,351,552 ÷ 1,239,133 shares)		$9.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2016 (Unaudited)
Investment Income
Interest		$449,372
Expenses
Management fee	$56,915
Transfer agent fees	18,973
Distribution and service plan fees	6,579
Independent trustees' fees and expenses	88
Miscellaneous	64
Total expenses before reductions	82,619
Expense reductions	(143)	82,476
Net investment income (loss)		366,896
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(67,683)
Total net realized gain (loss)		(67,683)
Change in net unrealized appreciation (depreciation) on investment securities		(2,028,872)
Net gain (loss)		(2,096,555)
Net increase (decrease) in net assets resulting from operations		$(1,729,659)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$366,896	$662,502
Net realized gain (loss)	(67,683)	52,214
Change in net unrealized appreciation (depreciation)	(2,028,872)	1,897,248
Net increase (decrease) in net assets resulting from operations	(1,729,659)	2,611,964
Distributions to shareholders from net investment income	(366,919)	(672,486)
Distributions to shareholders from net realized gain	(63,264)	–
Total distributions	(430,183)	(672,486)
Share transactions - net increase (decrease)	(5,403,522)	12,575,650
Redemption fees	3	648
Total increase (decrease) in net assets	(7,563,361)	14,515,776
Net Assets
Beginning of period	38,576,905	24,061,129
End of period	$31,013,544	$38,576,905
Other Information
Distributions in excess of net investment income end of period	$(9,667)	$(9,644)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.089	.177	.202	.199	.010
Net realized and unrealized gain (loss)	(.553)	.596	.050	.429	(.530)
Total from investment operations	(.464)	.773	.252	.628	(.520)
Distributions from net investment income	(.089)	(.183)	(.202)	(.198)	(.010)
Distributions from net realized gain	(.017)	–	–	–	–
Total distributions	(.106)	(.183)	(.202)	(.198)	(.010)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$9.97	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E,F	(4.43)%	7.84%	2.54%	6.72%	(5.20)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%H
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%H
Expenses net of all reductions	.65%H	.65%	.65%	.65%	.62%H
Net investment income (loss)	1.71%H	1.74%	2.01%	2.08%	.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,257	$5,000	$4,724	$4,827	$2,370
Portfolio turnover rate	3%H	19%	16%	3%	4%I

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.102	.204	.227	.223	.015
Net realized and unrealized gain (loss)	(.553)	.594	.050	.429	(.530)
Total from investment operations	(.451)	.798	.277	.652	(.515)
Distributions from net investment income	(.102)	(.208)	(.227)	(.222)	(.015)
Distributions from net realized gain	(.017)	–	–	–	–
Total distributions	(.119)	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$9.97	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	(4.31)%	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.37%G
Net investment income (loss)	1.95%G	1.99%	2.26%	2.34%	.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,405	$18,465	$11,424	$9,264	$5,383
Portfolio turnover rate	3%G	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.102	.204	.227	.224	.015
Net realized and unrealized gain (loss)	(.553)	.594	.050	.428	(.530)
Total from investment operations	(.451)	.798	.277	.652	(.515)
Distributions from net investment income	(.102)	(.208)	(.227)	(.222)	(.015)
Distributions from net realized gain	(.017)	–	–	–	–
Total distributions	(.119)	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$9.97	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	(4.31)%	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.37%G
Net investment income (loss)	1.95%G	1.99%	2.26%	2.33%	.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,352	$15,112	$7,913	$5,374	$2,380
Portfolio turnover rate	3%G	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2016

1. Organization.

Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Class I and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 30, 2016, Fidelity Municipal Income 2017 Fund was closed to new accounts with certain exceptions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2017 Fund	$99,334,801	$107,843	$(74,399)	$33,444
Fidelity Municipal Income 2019 Fund	73,503,731	651,171	(514,008)	137,163
Fidelity Municipal Income 2021 Fund	55,858,436	1,295,609	(497,338)	798,271
Fidelity Municipal Income 2023 Fund	29,262,410	400,876	(350,077)	50,799

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2017 Fund	–	22,482,379
Fidelity Municipal Income 2019 Fund	1,882,949	10,777,680
Fidelity Municipal Income 2021 Fund	4,043,880	8,112,022
Fidelity Municipal Income 2023 Fund	573,885	7,809,156

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	.25%	$13,425	$560
Fidelity Municipal Income 2019 Fund
Class A	.25%	$9,729	$2,002
Fidelity Municipal Income 2021 Fund
Class A	.25%	$15,780	$4,362
Fidelity Municipal Income 2023 Fund
Class A	.25%	$6,579	$1,646

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	$273
Fidelity Municipal Income 2021 Fund
Class A	$ 665
Fidelity Municipal Income 2023 Fund
Class A	$109

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2017 Fund
Class A	$5,370
Municipal Income 2017	39,939
Class I	13,505
$58,814
Fidelity Municipal Income 2019 Fund
Class A	$3,892
Municipal Income 2019	26,789
Class I	12,410
$43,091
Fidelity Municipal Income 2021 Fund
Class A	$6,312
Municipal Income 2021	17,616
Class I	9,449
$33,377
Fidelity Municipal Income 2023 Fund
Class A	$2,632
Municipal Income 2023	8,959
Class I	7,382
$18,973

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2017 Fund	$212
Fidelity Municipal Income 2019 Fund	$145
Fidelity Municipal Income 2021 Fund	$111
Fidelity Municipal Income 2023 Fund	$64

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fees by the following amounts:

Fidelity Municipal Income 2017 Fund	$489
Fidelity Municipal Income 2019 Fund	$323
Fidelity Municipal Income 2021 Fund	$268
Fidelity Municipal Income 2023 Fund	$143

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2016	Year ended June 30, 2016
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$31,104	$65,226
Municipal Income 2017	330,667	791,102
Class I	111,976	241,939
Total	$473,747	$1,098,267
From net realized gain
Class A	$13,367	$1,041
Municipal Income 2017	93,201	8,751
Class I	33,043	2,676
Total	$139,611	$12,468
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$48,619	$89,161
Municipal Income 2019	401,730	793,636
Class I	185,889	381,047
Total	$636,238	$1,263,844
From net realized gain
Class A	$9,151	$7,457
Municipal Income 2019	59,715	51,070
Class I	28,029	24,737
Total	$96,895	$83,264
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$107,901	$214,882
Municipal Income 2021	345,143	632,371
Class I	185,190	379,912
Total	$638,234	$1,227,165
From net realized gain
Class A	$25,929	$14,000
Municipal Income 2021	69,946	36,127
Class I	37,846	23,938
Total	$133,721	$74,065
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$45,306	$83,508
Municipal Income 2023	176,120	327,901
Class I	145,493	261,077
Total	$366,919	$672,486
From net realized gain
Class A	$8,773	$–
Municipal Income 2023	30,027	–
Class I	24,464	–
Total	$63,264	$–

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2016	Year ended June 30, 2016	Six months ended December 31, 2016	Year ended June 30, 2016
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	–	487,309	$–	$5,115,718
Reinvestment of distributions	4,030	6,054	42,149	63,539
Shares redeemed	(187,164)	(206,540)	(1,955,857)	(2,167,116)
Net increase (decrease)	(183,134)	286,823	$(1,913,708)	$3,012,141
Municipal Income 2017
Shares sold	2	2,481,877	$22	$26,038,833
Reinvestment of distributions	32,893	62,378	344,067	654,733
Shares redeemed	(1,819,605)	(3,536,710)	(19,028,951)	(37,122,683)
Net increase (decrease)	(1,786,710)	(992,455)	$(18,684,862)	$(10,429,117)
Class I
Shares sold	4,845	1,282,708	$50,731	$13,468,151
Reinvestment of distributions	12,443	21,416	130,146	224,775
Shares redeemed	(626,418)	(922,050)	(6,551,732)	(9,672,098)
Net increase (decrease)	(609,130)	382,074	$(6,370,855)	$4,020,828
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	241,561	212,875	$2,594,299	$2,284,858
Reinvestment of distributions	4,670	8,153	49,892	87,532
Shares redeemed	(47,726)	(319,505)	(507,397)	(3,429,133)
Net increase (decrease)	198,505	(98,477)	$2,136,794	$(1,056,743)
Municipal Income 2019
Shares sold	699,996	1,607,678	$7,460,831	$17,297,665
Reinvestment of distributions	32,862	57,767	351,441	620,325
Shares redeemed	(1,061,940)	(755,381)	(11,308,180)	(8,120,541)
Net increase (decrease)	(329,082)	910,064	$(3,495,908)	$9,797,449
Class I
Shares sold	301,931	1,005,900	$3,231,339	$10,808,665
Reinvestment of distributions	16,813	32,016	179,908	343,836
Shares redeemed	(1,191,959)	(320,006)	(12,722,859)	(3,438,983)
Net increase (decrease)	(873,215)	717,910	$(9,311,612)	$7,713,518
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	232,842	645,358	$2,597,973	$7,156,810
Reinvestment of distributions	11,421	19,690	125,727	217,102
Shares redeemed	(190,637)	(541,277)	(2,114,039)	(5,988,835)
Net increase (decrease)	53,626	123,771	$609,661	$1,385,077
Municipal Income 2021
Shares sold	531,379	1,467,208	$5,840,842	$16,176,254
Reinvestment of distributions	25,756	42,870	283,456	472,464
Shares redeemed	(819,253)	(626,624)	(8,910,728)	(6,899,714)
Net increase (decrease)	(262,118)	883,454	$(2,786,430)	$9,749,004
Class I
Shares sold	333,608	632,054	$3,653,177	$6,957,341
Reinvestment of distributions	16,813	31,059	184,979	342,240
Shares redeemed	(501,303)	(440,645)	(5,427,127)	(4,871,347)
Net increase (decrease)	(150,882)	222,468	$(1,588,971)	$2,428,234
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	99,382	192,189	$1,034,109	$1,987,183
Reinvestment of distributions	4,763	7,369	49,056	75,354
Shares redeemed	(50,972)	(200,215)	(524,752)	(2,062,158)
Net increase (decrease)	53,173	(657)	$558,413	$379
Municipal Income 2023
Shares sold	230,468	1,349,142	$2,354,213	$13,792,209
Reinvestment of distributions	11,206	21,067	115,507	215,472
Shares redeemed	(648,274)	(767,187)	(6,507,695)	(7,915,336)
Net increase (decrease)	(406,600)	603,022	$(4,037,975)	$6,092,345
Class I
Shares sold	99,748	1,493,843	$1,032,603	$15,354,060
Reinvestment of distributions	12,784	18,848	131,748	193,717
Shares redeemed	(306,766)	(874,741)	(3,088,311)	(9,064,851)
Net increase (decrease)	(194,234)	637,950	$(1,923,960)	$6,482,926

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

In January 2017, the Board of Trustees approved a Plan of Liquidation and Dissolution whereby Fidelity Municipal Income 2017 Fund, consistent with the Fund's original design, will distribute all of its net assets to its shareholders on or about June 30, 2017. In anticipation of this event, Fidelity Municipal Income 2017 was closed to new investors on June 30, 2016 with certain exceptions.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-A July 1, 2016 to December 31, 2016
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$1,000.00	$999.40	$3.28
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2017	.40%
Actual		$1,000.00	$1,000.60	$2.02
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,000.60	$2.02
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$1,000.00	$986.00	$3.25
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2019	.40%
Actual		$1,000.00	$987.20	$2.00
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$987.20	$2.00
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$1,000.00	$970.90	$3.23
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2021	.40%
Actual		$1,000.00	$972.10	$1.99
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$972.10	$1.99
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$955.70	$3.20
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2023	.40%
Actual		$1,000.00	$956.90	$1.97
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$956.90	$1.97
Hypothetical-B		$1,000.00	$1,023.19	$2.04

 A Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 B 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for each fund in May 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods, as applicable.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

ADMI-SANN-0217
1.926290.105

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2017 Fund
Fidelity® Municipal Income 2019 Fund
Fidelity® Municipal Income 2021 Fund
Fidelity® Municipal Income 2023 Fund

Semi-Annual Report

December 31, 2016

Contents

Fidelity® Municipal Income 2017 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2019 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2021 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Municipal Income 2017 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Florida	12.9	13.2
California	7.2	7.3
New Jersey	7.2	5.8
Michigan	6.8	7.1
Washington	6.4	5.3

Top Five Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.5	35.6
Health Care	12.6	13.9
Electric Utilities	12.0	10.3
Special Tax	11.2	9.1
Transportation	10.0	8.1

Quality Diversification (% of fund's net assets)

As of December 31, 2016
AAA	1.4%
AA,A	80.4%
BBB	11.7%
BB and Below	1.0%
Not Rated	3.0%
Short-Term Investments and Net Other Assets	2.5%

As of June 30, 2016
AAA	2.6%
AA,A	76.2%
BBB	15.4%
BB and Below	0.8%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2017 Fund

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Alabama - 1.6%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	475,000	474,064
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,100,000	1,101,045

TOTAL ALABAMA		1,575,109

Arizona - 2.1%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	505,970
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	153,918
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	423,279
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	284,004
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	700,000	714,210

TOTAL ARIZONA		2,081,381

California - 7.2%
California Gen. Oblig. 5% 3/1/17	215,000	216,415
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17 (Escrowed to Maturity)	$625,000	$630,888
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	610,056
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	507,570
Series 2014 A, 5% 7/1/17	2,000,000	2,040,000
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	254,988
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	508,070
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	285,336
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,407,389
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	151,821
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	288,907
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	405,740

TOTAL CALIFORNIA		7,307,180

Colorado - 0.7%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	426,707
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	254,158

TOTAL COLORADO		680,865

Connecticut - 2.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	405,000	405,284
Series D, 5% 7/1/17	1,000,000	1,019,660
5% 7/1/17	585,000	596,062
5% 7/1/17 (Escrowed to Maturity)	90,000	91,747

TOTAL CONNECTICUT		2,112,753

District Of Columbia - 1.0%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,016,550
Florida - 12.9%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	509,950
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	75,481
Series 2009 A1, 5.5% 6/1/17	300,000	305,547
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	80,994
5% 6/1/17 (FSA Insured)	550,000	559,059
5.25% 6/1/17	1,980,000	2,014,610
Series 2012 A1, 5% 6/1/17	750,000	762,353
5.25% 6/1/17 (FSA Insured)	300,000	305,244
Florida Board of Ed. Lottery Rev.:
Series 2010 C, 5% 7/1/17	250,000	254,975
Series 2011 A, 5% 7/1/17	600,000	611,940
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2014 B, 5% 6/1/17	275,000	279,573
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,529,775
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	200,398
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	637,438
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,015,970
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	152,972
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,019,660
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,019,410
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	514,000
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	355,005
Saint Lucie County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2015 A, 5% 7/1/17 (Build America Mutual Assurance Insured)	385,000	392,473
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	196,515
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	204,634

TOTAL FLORIDA		12,997,976

Georgia - 3.8%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	270,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,370,000	1,370,137
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	250,000
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	100,000
Series 2010, 5% 4/1/17	350,000	353,444
Series A, 5.25% 1/1/17	440,000	440,000
Series GG, 5% 1/1/17	515,000	515,000
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	569,560

TOTAL GEORGIA		3,868,141

Illinois - 6.2%
Chicago Gen. Oblig.:
Series 2007 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	395,000
Series 2007, 5% 1/1/17	255,000	255,000
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	300,000
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	345,000
Series 2011 D, 5% 1/1/17	500,000	500,000
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	509,605
Series 2011 A1, 4% 4/1/17	90,000	90,644
Series 2013, 5% 5/15/17	295,000	298,331
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	15,291
5% 7/1/17	385,000	392,396
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	502,570
Series 2012, 5% 3/1/17	1,000,000	1,005,200
Series 2014, 4% 2/1/17	1,000,000	1,001,870
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	253,583
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	137,217
5.5% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	76,397
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	126,916

TOTAL ILLINOIS		6,205,020

Indiana - 0.7%
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001, 1.6%, tender 2/1/17 (a)	500,000	500,370
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	225,000	228,447

TOTAL INDIANA		728,817

Louisiana - 2.0%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/17	2,000,000	2,030,880
Maryland - 2.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	507,025
Series 2014, 5% 7/1/17	1,000,000	1,018,270
Series 2015, 5% 7/1/17	400,000	406,772
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	552,794

TOTAL MARYLAND		2,484,861

Massachusetts - 5.9%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 H, 5% 7/1/17	500,000	509,110
Series 2012, 5% 7/1/17	500,000	508,195
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	850,621
Massachusetts Gen. Oblig. Series 2010 B, 5% 6/1/17	1,150,000	1,169,412
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	101,876
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,019,410
Massachusetts Port Auth. Rev.:
Series 2010 C, 5% 7/1/17 (b)	1,700,000	1,733,167
Series 2012 B, 5% 7/1/17	100,000	101,995

TOTAL MASSACHUSETTS		5,993,786

Michigan - 6.8%
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,009,380
Forest Hills Pub. Schools 4% 5/1/17	420,000	423,982
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17 (Escrowed to Maturity)	1,000,000	1,016,180
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	575,000	575,690
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,018,760
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	227,684
5% 5/1/17	1,090,000	1,103,004
Royal Oak City School District 5% 5/1/17	200,000	202,538
Zeeland Pub. Schools 4% 5/1/17	265,000	267,401

TOTAL MICHIGAN		6,844,619

Minnesota - 1.0%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,021,840
Missouri - 1.1%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	354,214
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	744,242

TOTAL MISSOURI		1,098,456

Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	500,000
Series 2014, 4% 7/1/17	450,000	456,701

TOTAL NEBRASKA		956,701

Nevada - 4.0%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,018,520
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	508,865
Series 2014 A, 5.5% 6/15/17	2,415,000	2,463,155

TOTAL NEVADA		3,990,540

New Hampshire - 2.2%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,243,890
New Jersey - 7.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,004,130
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,014,000
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	537,054
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,112,501
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	621,383
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	306,954
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	125,000	126,683
4% 7/1/17	230,000	233,174
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	292,781
Series 2011 B, 5% 6/15/17	530,000	537,420
Series 2014 AA, 5% 6/15/17	500,000	507,000

TOTAL NEW JERSEY		7,293,080

New York - 5.0%
Buffalo and Erie County Indl. Land Rev. Series 2015, 5% 7/1/17	175,000	177,800
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	405,272
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	589,458
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	328,832
New York City Gen. Oblig. Series 2009 H1, 5% 3/1/17	2,310,000	2,325,131
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	100,809
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	226,328
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	203,832
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	721,722

TOTAL NEW YORK		5,079,184

North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	389,755
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	395,000

TOTAL NORTH CAROLINA		784,755

Ohio - 2.2%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	152,310
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,010,040
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	76,106
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	375,821
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	582,331

TOTAL OHIO		2,196,608

Pennsylvania - 6.1%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	304,791
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	252,985
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2002, 5.75% 7/1/17	1,575,000	1,610,926
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	201,432
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,003,470
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,247,725
Philadelphia Gas Works Rev. Series 1998 A:
5.25% 8/1/17	165,000	168,972
5.25% 8/1/17	335,000	342,223
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,019,010

TOTAL PENNSYLVANIA		6,151,534

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	570,328
Rhode Island - 1.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,008,800
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	130,000
Tennessee - 1.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,151,255
Texas - 1.8%
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	422,931
Lower Colorado River Auth. Rev.:
Series 2011 A 5% 5/15/17	100,000	101,440
Series 2013, 5% 5/15/17	650,000	659,360
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	509,630
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17 (Escrowed to Maturity)	100,000	101,966

TOTAL TEXAS		1,795,327

Washington - 6.4%
Energy Northwest Elec. Rev.:
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	2,848,487
Series 2014 A, 5% 7/1/17	1,250,000	1,274,700
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	507,905
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,205,000	1,223,208
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	239,806
Washington Health Care Facilities Auth. Rev. Series 2014 5% 3/1/17	350,000	352,188

TOTAL WASHINGTON		6,446,294

Wisconsin - 0.5%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	506,115
TOTAL MUNICIPAL BONDS
(Cost $98,321,023)		98,352,645

Municipal Notes - 1.0%
Kentucky - 1.0%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,014,214)	1,000,000	1,015,600
TOTAL INVESTMENT PORTFOLIO - 98.5%
(Cost $99,335,237)		99,368,245
NET OTHER ASSETS (LIABILITIES) - 1.5%		1,550,759
NET ASSETS - 100%		$100,919,004

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.5%
Health Care	12.6%
Electric Utilities	12.0%
Special Tax	11.2%
Transportation	10.0%
Education	5.4%
Others* (Individually Less Than 5%)	14.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,335,237)		$99,368,245
Cash		364,439
Interest receivable		1,425,599
Other receivables		334
Total assets		101,158,617
Liabilities
Payable for fund shares redeemed	$189,923
Distributions payable	12,939
Accrued management fee	26,048
Distribution and service plan fees payable	2,020
Other affiliated payables	8,683
Total liabilities		239,613
Net Assets		$100,919,004
Net Assets consist of:
Paid in capital		$100,904,441
Distributions in excess of net investment income		(2,562)
Accumulated undistributed net realized gain (loss) on investments		(15,883)
Net unrealized appreciation (depreciation) on investments		33,008
Net Assets		$100,919,004
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,349,269 ÷ 896,030 shares)		$10.43
Maximum offering price per share (100/97.25 of $10.43)		$10.72
Municipal Income 2017:
Net Asset Value, offering price and redemption price per share ($68,349,574 ÷ 6,550,950 shares)		$10.43
Class I:
Net Asset Value, offering price and redemption price per share ($23,220,161 ÷ 2,225,500 shares)		$10.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2016 (Unaudited)
Investment Income
Interest		$722,470
Expenses
Management fee	$176,444
Transfer agent fees	58,814
Distribution and service plan fees	13,425
Independent trustees' fees and expenses	272
Miscellaneous	212
Total expenses before reductions	249,167
Expense reductions	(489)	248,678
Net investment income (loss)		473,792
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		102,756
Total net realized gain (loss)		102,756
Change in net unrealized appreciation (depreciation) on investment securities		(520,338)
Net gain (loss)		(417,582)
Net increase (decrease) in net assets resulting from operations		$56,210

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$473,792	$1,098,499
Net realized gain (loss)	102,756	59,924
Change in net unrealized appreciation (depreciation)	(520,338)	(93,655)
Net increase (decrease) in net assets resulting from operations	56,210	1,064,768
Distributions to shareholders from net investment income	(473,747)	(1,098,267)
Distributions to shareholders from net realized gain	(139,611)	(12,468)
Total distributions	(613,358)	(1,110,735)
Share transactions - net increase (decrease)	(26,969,425)	(3,396,148)
Redemption fees	14	467
Total increase (decrease) in net assets	(27,526,559)	(3,441,648)
Net Assets
Beginning of period	128,445,563	131,887,211
End of period	$100,919,004	$128,445,563
Other Information
Distributions in excess of net investment income end of period	$(2,562)	$(2,607)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.49	$10.55	$10.37	$10.47	$9.99
Income from Investment Operations
Net investment income (loss)A	.030	.063	.066	.106	.128	.150
Net realized and unrealized gain (loss)	(.037)	(.009)	(.060)	.183	(.087)	.480
Total from investment operations	(.007)	.054	.006	.289	.041	.630
Distributions from net investment income	(.030)	(.063)	(.066)	(.108)	(.129)	(.150)
Distributions from net realized gain	(.013)	(.001)	–	(.001)	(.012)	–
Total distributions	(.043)	(.064)	(.066)	(.109)	(.141)	(.150)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.43	$10.48	$10.49	$10.55	$10.37	$10.47
Total ReturnC,D,E	(.06)%	.52%	.06%	2.80%	.38%	6.34%
Ratios to Average Net AssetsF
Expenses before reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64%G	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	.57%G	.60%	.62%	1.01%	1.22%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$9,349	$11,315	$8,311	$8,162	$4,973	$3,986
Portfolio turnover rate	- %G	9%	3%	-%	-%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.49	$10.55	$10.37	$10.47	$9.99
Income from Investment Operations
Net investment income (loss)A	.043	.089	.092	.132	.155	.176
Net realized and unrealized gain (loss)	(.037)	(.009)	(.059)	.183	(.088)	.480
Total from investment operations	.006	.080	.033	.315	.067	.656
Distributions from net investment income	(.043)	(.089)	(.093)	(.134)	(.155)	(.176)
Distributions from net realized gain	(.013)	(.001)	–	(.001)	(.012)	–
Total distributions	(.056)	(.090)	(.093)	(.135)	(.167)	(.176)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.43	$10.48	$10.49	$10.55	$10.37	$10.47
Total ReturnC,D	.06%	.77%	.31%	3.06%	.63%	6.61%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	.82%F	.85%	.87%	1.26%	1.47%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$68,350	$87,412	$97,854	$68,931	$38,747	$27,328
Portfolio turnover rate	- %F	9%	3%	-%	-%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.49	$10.55	$10.37	$10.47	$9.99
Income from Investment Operations
Net investment income (loss)A	.043	.089	.092	.132	.155	.176
Net realized and unrealized gain (loss)	(.037)	(.009)	(.059)	.183	(.088)	.480
Total from investment operations	.006	.080	.033	.315	.067	.656
Distributions from net investment income	(.043)	(.089)	(.093)	(.134)	(.155)	(.176)
Distributions from net realized gain	(.013)	(.001)	–	(.001)	(.012)	–
Total distributions	(.056)	(.090)	(.093)	(.135)	(.167)	(.176)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.43	$10.48	$10.49	$10.55	$10.37	$10.47
Total ReturnC,D	.06%	.77%	.31%	3.06%	.63%	6.61%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	.82%F	.85%	.87%	1.26%	1.47%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$23,220	$29,719	$25,723	$15,627	$6,391	$3,841
Portfolio turnover rate	- %F	9%	3%	-%	-%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Florida	19.0	18.8
New York	14.5	18.5
New Jersey	12.2	10.9
Michigan	10.7	9.5
Arizona	6.1	5.5

Top Five Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.9	44.8
Transportation	16.1	14.3
Health Care	10.3	8.9
Education	7.2	8.2
Special Tax	6.8	6.3

Quality Diversification (% of fund's net assets)

As of December 31, 2016
AAA	6.3%
AA,A	83.2%
BBB	5.0%
BB and Below	0.5%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	3.9%

As of June 30, 2016
AAA	6.8%
AA,A	83.3%
BBB	4.1%
BB and Below	0.5%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2019 Fund

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount	Value
Arizona - 6.1%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$291,308
Series 2015 A, 5% 6/1/19	1,000,000	1,078,920
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	378,655
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,060,090
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	697,477
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	652,038
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	540,550

TOTAL ARIZONA		4,699,038

California - 2.9%
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	538,290
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	363,626
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,067,340
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	233,367

TOTAL CALIFORNIA		2,202,623

Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	469,067
Florida - 19.0%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,079,320
Series 2015 A, 5% 7/1/19	500,000	539,660
5% 7/1/19	3,000,000	3,237,960
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	312,246
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	539,915
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	541,570
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	1,012,259
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	476,130
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,180,058
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/19	650,000	701,727
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	270,275
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,474,591
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,080,590
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,033,724
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	541,580
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	278,424
5% 10/1/19 (Escrowed to Maturity)	245,000	267,506

TOTAL FLORIDA		14,567,535

Georgia - 1.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,004,130
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	214,682

TOTAL GEORGIA		1,218,812

Illinois - 4.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,065,280
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	348,387
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,032,310
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,072,700

TOTAL ILLINOIS		3,518,677

Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	271,683
Iowa - 1.2%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19 (Escrowed to Maturity)	870,000	918,859
Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,075,970
Maryland - 1.4%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,078,430
Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/19	575,000	614,365
Michigan - 10.7%
Ann Arbor Pub. School District Series 2015, 5% 5/1/19	1,200,000	1,293,756
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,054,480
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	726,293
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,069,130
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	805,568
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,435,499
Royal Oak City School District 5% 5/1/19	700,000	754,362
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,076,470

TOTAL MICHIGAN		8,215,558

Minnesota - 1.1%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	839,919
Missouri - 0.3%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	264,595
Nevada - 0.2%
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	171,733
New Jersey - 12.2%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,837,003
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	112,951
Series 2014 PP, 5% 6/15/19	3,630,000	3,804,204
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	649,770
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	539,405
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	318,708
Series 2012 AA, 5% 6/15/19	2,000,000	2,097,900

TOTAL NEW JERSEY		9,359,941

New Mexico - 0.8%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	649,122
New York - 14.5%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	293,343
City of Auburn Gen. Oblig. Rfdg. Bonds Series 2016, 3% 6/1/19	1,135,000	1,169,618
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	261,955
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,086,750
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,093,080
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	284,008
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	4,115,000	4,433,580
Series II, 4% 5/1/19	1,000,000	1,054,710
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,072,840
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	378,207

TOTAL NEW YORK		11,128,091

Ohio - 1.2%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	884,177
Oregon - 1.4%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,058,330
Pennsylvania - 4.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	107,700
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	410,896
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	190,339
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	107,831
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,081,870
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	861,560
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	714,857

TOTAL PENNSYLVANIA		3,475,053

Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	656,772
Texas - 5.2%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	530,000	571,907
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,875,000	2,884,401
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	543,590

TOTAL TEXAS		3,999,898

Virginia - 1.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	497,695
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	499,940

TOTAL VIRGINIA		997,635

Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	117,696
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	502,904
Wisconsin - 0.9%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	684,411
TOTAL MUNICIPAL BONDS
(Cost $73,503,731)		73,640,894
TOTAL INVESTMENT PORTFOLIO - 96.1%
(Cost $73,503,731)		73,640,894
NET OTHER ASSETS (LIABILITIES) - 3.9%		2,962,971
NET ASSETS - 100%		$76,603,865

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	42.9%
Transportation	16.1%
Health Care	10.3%
Education	7.2%
Special Tax	6.8%
Electric Utilities	5.8%
Others* (Individually Less Than 5%)	10.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $73,503,731)		$73,640,894
Cash		2,511,728
Receivable for fund shares sold		133,210
Interest receivable		1,009,091
Other receivables		216
Total assets		77,295,139
Liabilities
Payable for fund shares redeemed	$643,450
Distributions payable	18,228
Accrued management fee	20,882
Distribution and service plan fees payable	1,752
Other affiliated payables	6,962
Total liabilities		691,274
Net Assets		$76,603,865
Net Assets consist of:
Paid in capital		$76,391,233
Undistributed net investment income		16,749
Accumulated undistributed net realized gain (loss) on investments		58,720
Net unrealized appreciation (depreciation) on investments		137,163
Net Assets		$76,603,865
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,496,463 ÷ 803,887 shares)		$10.57
Maximum offering price per share (100/97.25 of $10.57)		$10.87
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($49,983,710 ÷ 4,729,232 shares)		$10.57
Class I:
Net Asset Value, offering price and redemption price per share ($18,123,692 ÷ 1,714,783 shares)		$10.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2016 (Unaudited)
Investment Income
Interest		$818,138
Expenses
Management fee	$129,272
Transfer agent fees	43,091
Distribution and service plan fees	9,729
Independent trustees' fees and expenses	194
Miscellaneous	145
Total expenses before reductions	182,431
Expense reductions	(323)	182,108
Net investment income (loss)		636,030
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		137,471
Total net realized gain (loss)		137,471
Change in net unrealized appreciation (depreciation) on investment securities		(1,852,158)
Net gain (loss)		(1,714,687)
Net increase (decrease) in net assets resulting from operations		$(1,078,657)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$636,030	$1,263,893
Net realized gain (loss)	137,471	28,867
Change in net unrealized appreciation (depreciation)	(1,852,158)	848,402
Net increase (decrease) in net assets resulting from operations	(1,078,657)	2,141,162
Distributions to shareholders from net investment income	(636,238)	(1,263,844)
Distributions to shareholders from net realized gain	(96,895)	(83,264)
Total distributions	(733,133)	(1,347,108)
Share transactions - net increase (decrease)	(10,670,726)	16,454,224
Redemption fees	35	118
Total increase (decrease) in net assets	(12,482,481)	17,248,396
Net Assets
Beginning of period	89,086,346	71,837,950
End of period	$76,603,865	$89,086,346
Other Information
Undistributed net investment income end of period	$16,749	$16,957

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.69	$10.74	$10.50	$10.67	$9.95
Income from Investment Operations
Net investment income (loss)A	.067	.144	.157	.181	.199	.215
Net realized and unrealized gain (loss)	(.218)	.122	(.052)	.242	(.170)	.721
Total from investment operations	(.151)	.266	.105	.423	.029	.936
Distributions from net investment income	(.067)	(.144)	(.155)	(.183)	(.199)	(.215)
Distributions from net realized gain	(.012)	(.012)	–	–	–	(.001)
Total distributions	(.079)	(.156)	(.155)	(.183)	(.199)	(.216)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.57	$10.80	$10.69	$10.74	$10.50	$10.67
Total ReturnC,D,E	(1.40)%	2.51%	.98%	4.06%	.24%	9.47%
Ratios to Average Net AssetsF
Expenses before reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.24%G	1.34%	1.46%	1.71%	1.84%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$8,496	$6,536	$7,522	$6,830	$8,173	$9,017
Portfolio turnover rate	5%G	5%	8%	2%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.69	$10.74	$10.50	$10.67	$9.95
Income from Investment Operations
Net investment income (loss)A	.080	.171	.184	.207	.226	.242
Net realized and unrealized gain (loss)	(.218)	.122	(.052)	.242	(.170)	.720
Total from investment operations	(.138)	.293	.132	.449	.056	.962
Distributions from net investment income	(.080)	(.171)	(.182)	(.209)	(.226)	(.242)
Distributions from net realized gain	(.012)	(.012)	–	–	–	(.001)
Total distributions	(.092)	(.183)	(.182)	(.209)	(.226)	(.242)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.57	$10.80	$10.69	$10.74	$10.50	$10.67
Total ReturnD,E	(1.28)%	2.77%	1.24%	4.32%	.49%	9.75%
Ratios to Average Net AssetsF
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.49%G	1.59%	1.71%	1.96%	2.09%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$49,984	$54,610	$44,331	$36,135	$20,787	$15,946
Portfolio turnover rate	5%G	5%	8%	2%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.69	$10.74	$10.50	$10.67	$9.95
Income from Investment Operations
Net investment income (loss)A	.081	.170	.184	.207	.226	.241
Net realized and unrealized gain (loss)	(.219)	.123	(.052)	.242	(.170)	.721
Total from investment operations	(.138)	.293	.132	.449	.056	.962
Distributions from net investment income	(.080)	(.171)	(.182)	(.209)	(.226)	(.242)
Distributions from net realized gain	(.012)	(.012)	–	–	–	(.001)
Total distributions	(.092)	(.183)	(.182)	(.209)	(.226)	(.242)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.57	$10.80	$10.69	$10.74	$10.50	$10.67
Total ReturnD,E	(1.28)%	2.77%	1.24%	4.32%	.49%	9.75%
Ratios to Average Net AssetsF
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.49%G	1.59%	1.71%	1.96%	2.09%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$18,124	$27,941	$19,985	$13,589	$6,899	$6,213
Portfolio turnover rate	5%G	5%	8%	2%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	12.3	11.7
Florida	12.0	13.2
Michigan	10.8	12.0
Texas	8.4	6.1
Illinois	8.0	6.7

Top Five Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.3	41.6
Health Care	14.8	14.5
Transportation	11.2	10.7
Electric Utilities	6.6	6.3
Water & Sewer	6.4	8.8

Quality Diversification (% of fund's net assets)

As of December 31, 2016
AAA	3.2%
AA,A	77.7%
BBB	8.1%
BB and Below	2.1%
Not Rated	4.1%
Short-Term Investments and Net Other Assets	4.8%

As of June 30, 2016
AAA	1.3%
AA,A	81.1%
BBB	8.6%
BB and Below	1.9%
Not Rated	3.9%
Short-Term Investments and Net Other Assets	3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.2%
	Principal Amount	Value
Alabama - 1.8%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,101,500
Arizona - 4.0%
Pima County Gen. Oblig. Series 2016, 3% 7/1/21	500,000	521,800
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	662,148
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	335,580
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	280,570
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	566,860

TOTAL ARIZONA		2,366,958

California - 5.9%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	562,610
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	563,135
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,121,580
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	284,465
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$115,317
Series 2011 C, 5% 5/1/21 (a)	500,000	557,845
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	283,783

TOTAL CALIFORNIA		3,488,735

Colorado - 0.7%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	397,068
Connecticut - 0.9%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	555,920
Florida - 12.0%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	560,665
Series 2015 A, 5% 7/1/21	500,000	560,665
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	476,761
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	847,515
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	846,825
Series 2012 A, 5% 7/1/21	500,000	564,550
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	615,000	689,341
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,118,270
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,124,980
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	365,125

TOTAL FLORIDA		7,154,697

Georgia - 3.8%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,118,950
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	280,865
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	769,260
Series 2011 B, 5% 1/1/21	85,000	94,764

TOTAL GEORGIA		2,263,839

Hawaii - 0.7%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	424,448
Illinois - 8.0%
Chicago Gen. Oblig. 5% 1/1/21	500,000	503,950
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	443,192
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	573,888
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/21	1,000,000	1,064,820
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	519,135
Series 2013, 5% 7/1/21	500,000	519,315
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,113,020

TOTAL ILLINOIS		4,737,320

Indiana - 2.4%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	223,954
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (a)	500,000	554,800
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	281,963
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	340,941

TOTAL INDIANA		1,401,658

Massachusetts - 1.6%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	274,488
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	227,294
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	440,275

TOTAL MASSACHUSETTS		942,057

Michigan - 10.8%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,117,000
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,119,200
Detroit School District Series 2012 A, 5% 5/1/21	500,000	554,140
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	229,740
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	562,720
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,131,310
Series 2015 D1, 5% 7/1/21	500,000	554,785
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	336,018
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	837,750

TOTAL MICHIGAN		6,442,663

Minnesota - 1.3%
Maple Grove Health Care Facilities Series 2015, 4% 9/1/21	400,000	427,476
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	336,006

TOTAL MINNESOTA		763,482

Nevada - 1.0%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	282,148
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	335,100

TOTAL NEVADA		617,248

New Jersey - 12.3%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	778,379
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	549,150
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	867,060
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	349,268
Series 2015 XX:
5% 6/15/21	1,000,000	1,062,070
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	880,000	1,004,854
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	599,654
Series 2013 A, 5% 7/1/21	100,000	110,867
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,121,790
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	103,394
Series 2011 B, 5% 6/15/21	750,000	801,653

TOTAL NEW JERSEY		7,348,139

New York - 5.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	536,300
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	551,870
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	777,023
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	654,780
Series 2014, 5% 7/1/21	325,000	362,222
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	223,994

TOTAL NEW YORK		3,106,189

North Carolina - 1.9%
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,127,240
Oregon - 1.2%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	727,981
Pennsylvania - 5.7%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	410,715
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	729,905
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	550,485
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,120,420
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	560,700

TOTAL PENNSYLVANIA		3,372,225

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	364,878
South Carolina - 1.3%
Horry County School District Series 2011, 5% 3/1/21	700,000	788,683
Texas - 8.4%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	280,813
5% 7/15/21	750,000	842,438
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	1,000,000	1,138,585
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	280,448
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	430,640
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	560,895
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	568,584
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	79,403
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	225,622
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	565,470

TOTAL TEXAS		4,972,898

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	121,987
Washington - 1.6%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	756,398
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	182,096

TOTAL WASHINGTON		938,494

Wisconsin - 1.9%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,130,400
TOTAL MUNICIPAL BONDS
(Cost $55,858,436)		56,656,707
TOTAL INVESTMENT PORTFOLIO - 95.2%
(Cost $55,858,436)		56,656,707
NET OTHER ASSETS (LIABILITIES) - 4.8%		2,862,049
NET ASSETS - 100%		$59,518,756

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	39.3%
Health Care	14.8%
Transportation	11.2%
Electric Utilities	6.6%
Water & Sewer	6.4%
Special Tax	5.8%
Education	5.1%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	5.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $55,858,436)		$56,656,707
Cash		2,176,998
Receivable for fund shares sold		70,194
Interest receivable		857,081
Other receivables		171
Total assets		59,761,151
Liabilities
Payable for fund shares redeemed	$199,116
Distributions payable	19,683
Accrued management fee	15,805
Distribution and service plan fees payable	2,523
Other affiliated payables	5,268
Total liabilities		242,395
Net Assets		$59,518,756
Net Assets consist of:
Paid in capital		$58,750,776
Undistributed net investment income		3,607
Accumulated undistributed net realized gain (loss) on investments		(33,898)
Net unrealized appreciation (depreciation) on investments		798,271
Net Assets		$59,518,756
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($12,021,524 ÷ 1,118,659 shares)		$10.75
Maximum offering price per share (100/97.25 of $10.75)		$11.05
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($31,087,632 ÷ 2,892,887 shares)		$10.75
Class I:
Net Asset Value, offering price and redemption price per share ($16,409,600 ÷ 1,527,007 shares)		$10.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2016 (Unaudited)
Investment Income
Interest		$787,496
Expenses
Management fee	$100,132
Transfer agent fees	33,377
Distribution and service plan fees	15,780
Independent trustees' fees and expenses	150
Miscellaneous	111
Total expenses before reductions	149,550
Expense reductions	(268)	149,282
Net investment income (loss)		638,214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31,729
Total net realized gain (loss)		31,729
Change in net unrealized appreciation (depreciation) on investment securities		(2,596,452)
Net gain (loss)		(2,564,723)
Net increase (decrease) in net assets resulting from operations		$(1,926,509)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$638,214	$1,227,164
Net realized gain (loss)	31,729	76,549
Change in net unrealized appreciation (depreciation)	(2,596,452)	1,874,854
Net increase (decrease) in net assets resulting from operations	(1,926,509)	3,178,567
Distributions to shareholders from net investment income	(638,234)	(1,227,165)
Distributions to shareholders from net realized gain	(133,721)	(74,065)
Total distributions	(771,955)	(1,301,230)
Share transactions - net increase (decrease)	(3,765,740)	13,562,315
Redemption fees	32	281
Total increase (decrease) in net assets	(6,464,172)	15,439,933
Net Assets
Beginning of period	65,982,928	50,542,995
End of period	$59,518,756	$65,982,928
Other Information
Undistributed net investment income end of period	$3,607	$3,627

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.83	$10.86	$10.57	$10.84	$9.96
Income from Investment Operations
Net investment income (loss)A	.094	.204	.221	.240	.242	.248
Net realized and unrealized gain (loss)	(.417)	.376	(.016)	.324	(.250)	.906
Total from investment operations	(.323)	.580	.205	.564	(.008)	1.154
Distributions from net investment income	(.095)	(.205)	(.221)	(.240)	(.242)	(.248)
Distributions from net realized gain	(.022)	(.015)	(.014)	(.034)	(.020)	(.026)
Total distributions	(.117)	(.220)	(.235)	(.274)	(.262)	(.274)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.75	$11.19	$10.83	$10.86	$10.57	$10.84
Total ReturnC,D,E	(2.91)%	5.40%	1.89%	5.44%	(.15)%	11.68%
Ratios to Average Net AssetsF
Expenses before reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.70%G	1.85%	2.02%	2.26%	2.19%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$12,022	$11,915	$10,191	$9,189	$8,664	$8,546
Portfolio turnover rate	13%G	4%	5%	6%	12%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.83	$10.86	$10.57	$10.84	$9.96
Income from Investment Operations
Net investment income (loss)A	.108	.231	.248	.266	.269	.275
Net realized and unrealized gain (loss)	(.418)	.376	(.016)	.325	(.250)	.905
Total from investment operations	(.310)	.607	.232	.591	.019	1.180
Distributions from net investment income	(.108)	(.232)	(.248)	(.267)	(.269)	(.274)
Distributions from net realized gain	(.022)	(.015)	(.014)	(.034)	(.020)	(.026)
Total distributions	(.130)	(.247)	(.262)	(.301)	(.289)	(.300)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.75	$11.19	$10.83	$10.86	$10.57	$10.84
Total ReturnC,D	(2.79)%	5.67%	2.14%	5.70%	.10%	11.96%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.94%F	2.10%	2.27%	2.51%	2.44%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$31,088	$35,297	$24,594	$23,718	$20,604	$20,274
Portfolio turnover rate	13%F	4%	5%	6%	12%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.83	$10.86	$10.57	$10.84	$9.96
Income from Investment Operations
Net investment income (loss)A	.108	.231	.247	.266	.269	.274
Net realized and unrealized gain (loss)	(.418)	.376	(.015)	.325	(.250)	.906
Total from investment operations	(.310)	.607	.232	.591	.019	1.180
Distributions from net investment income	(.108)	(.232)	(.248)	(.267)	(.269)	(.274)
Distributions from net realized gain	(.022)	(.015)	(.014)	(.034)	(.020)	(.026)
Total distributions	(.130)	(.247)	(.262)	(.301)	(.289)	(.300)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.75	$11.19	$10.83	$10.86	$10.57	$10.84
Total ReturnC,D	(2.79)%	5.67%	2.14%	5.70%	.10%	11.96%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.94%F	2.10%	2.27%	2.51%	2.44%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$16,410	$18,771	$15,758	$10,103	$7,161	$6,367
Portfolio turnover rate	13%F	4%	5%	6%	12%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	13.5	10.6
Arizona	9.3	8.0
Florida	8.8	7.6
New York	7.8	10.2
New Jersey	6.3	6.1

Top Five Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.3	45.2
Health Care	15.5	11.9
Transportation	14.4	12.2
Water & Sewer	7.7	9.8
Electric Utilities	7.2	8.4

Quality Diversification (% of fund's net assets)

As of December 31, 2016
AAA	2.6%
AA,A	80.6%
BBB	10.2%
BB and Below	1.1%
Short-Term Investments and Net Other Assets	5.5%

As of June 30, 2016
AAA	5.5%
AA,A	86.6%
BBB	7.3%
BB and Below	1.6%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.5%
	Principal Amount	Value
Alabama - 5.6%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$574,890
Series 2016 B, 5% 3/1/23	1,000,000	1,149,780

TOTAL ALABAMA		1,724,670

Arizona - 9.3%
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	926,310
Pima County Gen. Oblig. Series 2016, 4% 7/1/23	500,000	552,870
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	517,874
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	287,708
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	520,000	609,310

TOTAL ARIZONA		2,894,072

California - 5.2%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	138,048
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	290,793
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	439,609
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	66,913
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	152,578
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	234,066
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	288,805

TOTAL CALIFORNIA		1,610,812

Colorado - 1.1%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	230,572
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	117,360

TOTAL COLORADO		347,932

Connecticut - 0.4%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	115,085
Florida - 8.8%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	288,193
Series 2015 B, 5% 7/1/23	30,000	34,583
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	578,010
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	573,550
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	219,374
Series 2014 B, 5% 7/1/23	75,000	87,044
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	34,172
Series 2015 D, 5% 2/1/23	650,000	739,440
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	167,717

TOTAL FLORIDA		2,722,083

Georgia - 1.7%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	289,533
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	242,825

TOTAL GEORGIA		532,358

Illinois - 13.5%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	264,765
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	340,938
5% 1/1/23	400,000	454,584
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	222,588
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/23	500,000	538,360
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	277,676
Series 2014, 5% 2/1/23	250,000	257,505
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	583,884
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	88,548
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	457,384
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	569,705
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,405
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	90,000	99,367

TOTAL ILLINOIS		4,174,709

Indiana - 2.8%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	289,843
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (a)	500,000	570,620

TOTAL INDIANA		860,463

Louisiana - 2.0%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	607,759
Massachusetts - 1.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	60,363
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	257,372

TOTAL MASSACHUSETTS		317,735

Michigan - 2.8%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	57,671
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	448,317
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	359,578

TOTAL MICHIGAN		865,566

Minnesota - 0.9%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	287,588
Nevada - 1.8%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	127,982
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	436,916

TOTAL NEVADA		564,898

New Jersey - 6.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	279,795
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	576,048
Series 2015 XX, 5% 6/15/23	250,000	261,758
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	113,479
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	230,554
Series 2013, 5% 7/1/23	200,000	229,520
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	280,053

TOTAL NEW JERSEY		1,971,207

New York - 7.8%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	396,064
Series 2014 B, 5% 7/1/23	285,000	322,509
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	611,715
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	747,806
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	344,280

TOTAL NEW YORK		2,422,374

Ohio - 4.8%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	570,620
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	444,328
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	113,700
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	353,259

TOTAL OHIO		1,481,907

Oregon - 0.9%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	287,545
Pennsylvania - 3.4%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	352,167
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	573,800
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	115,537

TOTAL PENNSYLVANIA		1,041,504

Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	283,705
South Carolina - 3.7%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/23	1,000,000	1,164,714
Texas - 5.4%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	163,080
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	288,128
Series 2015 D, 5% 5/15/23	500,000	577,850
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	345,075
Series 2015 B, 5% 1/1/23	250,000	287,563

TOTAL TEXAS		1,661,696

Virginia - 0.7%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	227,418
Washington - 3.7%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	58,273
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	285,293
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	336,393
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	329,250
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	136,200

TOTAL WASHINGTON		1,145,409

TOTAL MUNICIPAL BONDS
(Cost $29,262,410)		29,313,209
TOTAL INVESTMENT PORTFOLIO - 94.5%
(Cost $29,262,410)		29,313,209
NET OTHER ASSETS (LIABILITIES) - 5.5%		1,700,335
NET ASSETS - 100%		$31,013,544

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	40.3%
Health Care	15.5%
Transportation	14.4%
Water & Sewer	7.7%
Electric Utilities	7.2%
Other	5.5%
Others* (Individually Less Than 5%)	9.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $29,262,410)		$29,313,209
Cash		1,492,597
Receivable for fund shares sold		2,080
Interest receivable		430,930
Other receivables		95
Total assets		31,238,911
Liabilities
Payable for fund shares redeemed	$199,553
Distributions payable	13,406
Accrued management fee	8,484
Distribution and service plan fees payable	1,097
Other affiliated payables	2,827
Total liabilities		225,367
Net Assets		$31,013,544
Net Assets consist of:
Paid in capital		$31,066,501
Distributions in excess of net investment income		(9,667)
Accumulated undistributed net realized gain (loss) on investments		(94,089)
Net unrealized appreciation (depreciation) on investments		50,799
Net Assets		$31,013,544
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,257,422 ÷ 527,424 shares)		$9.97
Maximum offering price per share (100/97.25 of $9.97)		$10.25
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($13,404,570 ÷ 1,344,832 shares)		$9.97
Class I:
Net Asset Value, offering price and redemption price per share ($12,351,552 ÷ 1,239,133 shares)		$9.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2016 (Unaudited)
Investment Income
Interest		$449,372
Expenses
Management fee	$56,915
Transfer agent fees	18,973
Distribution and service plan fees	6,579
Independent trustees' fees and expenses	88
Miscellaneous	64
Total expenses before reductions	82,619
Expense reductions	(143)	82,476
Net investment income (loss)		366,896
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(67,683)
Total net realized gain (loss)		(67,683)
Change in net unrealized appreciation (depreciation) on investment securities		(2,028,872)
Net gain (loss)		(2,096,555)
Net increase (decrease) in net assets resulting from operations		$(1,729,659)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$366,896	$662,502
Net realized gain (loss)	(67,683)	52,214
Change in net unrealized appreciation (depreciation)	(2,028,872)	1,897,248
Net increase (decrease) in net assets resulting from operations	(1,729,659)	2,611,964
Distributions to shareholders from net investment income	(366,919)	(672,486)
Distributions to shareholders from net realized gain	(63,264)	–
Total distributions	(430,183)	(672,486)
Share transactions - net increase (decrease)	(5,403,522)	12,575,650
Redemption fees	3	648
Total increase (decrease) in net assets	(7,563,361)	14,515,776
Net Assets
Beginning of period	38,576,905	24,061,129
End of period	$31,013,544	$38,576,905
Other Information
Distributions in excess of net investment income end of period	$(9,667)	$(9,644)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.089	.177	.202	.199	.010
Net realized and unrealized gain (loss)	(.553)	.596	.050	.429	(.530)
Total from investment operations	(.464)	.773	.252	.628	(.520)
Distributions from net investment income	(.089)	(.183)	(.202)	(.198)	(.010)
Distributions from net realized gain	(.017)	–	–	–	–
Total distributions	(.106)	(.183)	(.202)	(.198)	(.010)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$9.97	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E,F	(4.43)%	7.84%	2.54%	6.72%	(5.20)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%H
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%H
Expenses net of all reductions	.65%H	.65%	.65%	.65%	.62%H
Net investment income (loss)	1.71%H	1.74%	2.01%	2.08%	.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,257	$5,000	$4,724	$4,827	$2,370
Portfolio turnover rate	3%H	19%	16%	3%	4%I

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.102	.204	.227	.223	.015
Net realized and unrealized gain (loss)	(.553)	.594	.050	.429	(.530)
Total from investment operations	(.451)	.798	.277	.652	(.515)
Distributions from net investment income	(.102)	(.208)	(.227)	(.222)	(.015)
Distributions from net realized gain	(.017)	–	–	–	–
Total distributions	(.119)	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$9.97	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	(4.31)%	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.37%G
Net investment income (loss)	1.95%G	1.99%	2.26%	2.34%	.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,405	$18,465	$11,424	$9,264	$5,383
Portfolio turnover rate	3%G	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.102	.204	.227	.224	.015
Net realized and unrealized gain (loss)	(.553)	.594	.050	.428	(.530)
Total from investment operations	(.451)	.798	.277	.652	(.515)
Distributions from net investment income	(.102)	(.208)	(.227)	(.222)	(.015)
Distributions from net realized gain	(.017)	–	–	–	–
Total distributions	(.119)	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$9.97	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	(4.31)%	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.37%G
Net investment income (loss)	1.95%G	1.99%	2.26%	2.33%	.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,352	$15,112	$7,913	$5,374	$2,380
Portfolio turnover rate	3%G	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2016

1. Organization.

Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Class I and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 30, 2016, Fidelity Municipal Income 2017 Fund was closed to new accounts with certain exceptions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2017 Fund	$99,334,801	$107,843	$(74,399)	$33,444
Fidelity Municipal Income 2019 Fund	73,503,731	651,171	(514,008)	137,163
Fidelity Municipal Income 2021 Fund	55,858,436	1,295,609	(497,338)	798,271
Fidelity Municipal Income 2023 Fund	29,262,410	400,876	(350,077)	50,799

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2017 Fund	–	22,482,379
Fidelity Municipal Income 2019 Fund	1,882,949	10,777,680
Fidelity Municipal Income 2021 Fund	4,043,880	8,112,022
Fidelity Municipal Income 2023 Fund	573,885	7,809,156

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	.25%	$13,425	$560
Fidelity Municipal Income 2019 Fund
Class A	.25%	$9,729	$2,002
Fidelity Municipal Income 2021 Fund
Class A	.25%	$15,780	$4,362
Fidelity Municipal Income 2023 Fund
Class A	.25%	$6,579	$1,646

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	$273
Fidelity Municipal Income 2021 Fund
Class A	$ 665
Fidelity Municipal Income 2023 Fund
Class A	$109

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2017 Fund
Class A	$5,370
Municipal Income 2017	39,939
Class I	13,505
$58,814
Fidelity Municipal Income 2019 Fund
Class A	$3,892
Municipal Income 2019	26,789
Class I	12,410
$43,091
Fidelity Municipal Income 2021 Fund
Class A	$6,312
Municipal Income 2021	17,616
Class I	9,449
$33,377
Fidelity Municipal Income 2023 Fund
Class A	$2,632
Municipal Income 2023	8,959
Class I	7,382
$18,973

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2017 Fund	$212
Fidelity Municipal Income 2019 Fund	$145
Fidelity Municipal Income 2021 Fund	$111
Fidelity Municipal Income 2023 Fund	$64

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fees by the following amounts:

Fidelity Municipal Income 2017 Fund	$489
Fidelity Municipal Income 2019 Fund	$323
Fidelity Municipal Income 2021 Fund	$268
Fidelity Municipal Income 2023 Fund	$143

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2016	Year ended June 30, 2016
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$31,104	$65,226
Municipal Income 2017	330,667	791,102
Class I	111,976	241,939
Total	$473,747	$1,098,267
From net realized gain
Class A	$13,367	$1,041
Municipal Income 2017	93,201	8,751
Class I	33,043	2,676
Total	$139,611	$12,468
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$48,619	$89,161
Municipal Income 2019	401,730	793,636
Class I	185,889	381,047
Total	$636,238	$1,263,844
From net realized gain
Class A	$9,151	$7,457
Municipal Income 2019	59,715	51,070
Class I	28,029	24,737
Total	$96,895	$83,264
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$107,901	$214,882
Municipal Income 2021	345,143	632,371
Class I	185,190	379,912
Total	$638,234	$1,227,165
From net realized gain
Class A	$25,929	$14,000
Municipal Income 2021	69,946	36,127
Class I	37,846	23,938
Total	$133,721	$74,065
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$45,306	$83,508
Municipal Income 2023	176,120	327,901
Class I	145,493	261,077
Total	$366,919	$672,486
From net realized gain
Class A	$8,773	$–
Municipal Income 2023	30,027	–
Class I	24,464	–
Total	$63,264	$–

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2016	Year ended June 30, 2016	Six months ended December 31, 2016	Year ended June 30, 2016
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	–	487,309	$–	$5,115,718
Reinvestment of distributions	4,030	6,054	42,149	63,539
Shares redeemed	(187,164)	(206,540)	(1,955,857)	(2,167,116)
Net increase (decrease)	(183,134)	286,823	$(1,913,708)	$3,012,141
Municipal Income 2017
Shares sold	2	2,481,877	$22	$26,038,833
Reinvestment of distributions	32,893	62,378	344,067	654,733
Shares redeemed	(1,819,605)	(3,536,710)	(19,028,951)	(37,122,683)
Net increase (decrease)	(1,786,710)	(992,455)	$(18,684,862)	$(10,429,117)
Class I
Shares sold	4,845	1,282,708	$50,731	$13,468,151
Reinvestment of distributions	12,443	21,416	130,146	224,775
Shares redeemed	(626,418)	(922,050)	(6,551,732)	(9,672,098)
Net increase (decrease)	(609,130)	382,074	$(6,370,855)	$4,020,828
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	241,561	212,875	$2,594,299	$2,284,858
Reinvestment of distributions	4,670	8,153	49,892	87,532
Shares redeemed	(47,726)	(319,505)	(507,397)	(3,429,133)
Net increase (decrease)	198,505	(98,477)	$2,136,794	$(1,056,743)
Municipal Income 2019
Shares sold	699,996	1,607,678	$7,460,831	$17,297,665
Reinvestment of distributions	32,862	57,767	351,441	620,325
Shares redeemed	(1,061,940)	(755,381)	(11,308,180)	(8,120,541)
Net increase (decrease)	(329,082)	910,064	$(3,495,908)	$9,797,449
Class I
Shares sold	301,931	1,005,900	$3,231,339	$10,808,665
Reinvestment of distributions	16,813	32,016	179,908	343,836
Shares redeemed	(1,191,959)	(320,006)	(12,722,859)	(3,438,983)
Net increase (decrease)	(873,215)	717,910	$(9,311,612)	$7,713,518
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	232,842	645,358	$2,597,973	$7,156,810
Reinvestment of distributions	11,421	19,690	125,727	217,102
Shares redeemed	(190,637)	(541,277)	(2,114,039)	(5,988,835)
Net increase (decrease)	53,626	123,771	$609,661	$1,385,077
Municipal Income 2021
Shares sold	531,379	1,467,208	$5,840,842	$16,176,254
Reinvestment of distributions	25,756	42,870	283,456	472,464
Shares redeemed	(819,253)	(626,624)	(8,910,728)	(6,899,714)
Net increase (decrease)	(262,118)	883,454	$(2,786,430)	$9,749,004
Class I
Shares sold	333,608	632,054	$3,653,177	$6,957,341
Reinvestment of distributions	16,813	31,059	184,979	342,240
Shares redeemed	(501,303)	(440,645)	(5,427,127)	(4,871,347)
Net increase (decrease)	(150,882)	222,468	$(1,588,971)	$2,428,234
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	99,382	192,189	$1,034,109	$1,987,183
Reinvestment of distributions	4,763	7,369	49,056	75,354
Shares redeemed	(50,972)	(200,215)	(524,752)	(2,062,158)
Net increase (decrease)	53,173	(657)	$558,413	$379
Municipal Income 2023
Shares sold	230,468	1,349,142	$2,354,213	$13,792,209
Reinvestment of distributions	11,206	21,067	115,507	215,472
Shares redeemed	(648,274)	(767,187)	(6,507,695)	(7,915,336)
Net increase (decrease)	(406,600)	603,022	$(4,037,975)	$6,092,345
Class I
Shares sold	99,748	1,493,843	$1,032,603	$15,354,060
Reinvestment of distributions	12,784	18,848	131,748	193,717
Shares redeemed	(306,766)	(874,741)	(3,088,311)	(9,064,851)
Net increase (decrease)	(194,234)	637,950	$(1,923,960)	$6,482,926

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

In January 2017, the Board of Trustees approved a Plan of Liquidation and Dissolution whereby Fidelity Municipal Income 2017 Fund, consistent with the Fund's original design, will distribute all of its net assets to its shareholders on or about June 30, 2017. In anticipation of this event, Fidelity Municipal Income 2017 was closed to new investors on June 30, 2016 with certain exceptions.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-A July 1, 2016 to December 31, 2016
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$1,000.00	$999.40	$3.28
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2017	.40%
Actual		$1,000.00	$1,000.60	$2.02
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,000.60	$2.02
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$1,000.00	$986.00	$3.25
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2019	.40%
Actual		$1,000.00	$987.20	$2.00
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$987.20	$2.00
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$1,000.00	$970.90	$3.23
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2021	.40%
Actual		$1,000.00	$972.10	$1.99
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$972.10	$1.99
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$955.70	$3.20
Hypothetical-B		$1,000.00	$1,021.93	$3.31
Municipal Income 2023	.40%
Actual		$1,000.00	$956.90	$1.97
Hypothetical-B		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$956.90	$1.97
Hypothetical-B		$1,000.00	$1,023.19	$2.04

 A Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 B 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for each fund in May 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods, as applicable.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

DMI-SANN-0217
1.926263.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 22, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 22, 2017